Document and Entity Information	May 03, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	DICE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40794
Entity Tax Identification Number	47-2286244
Entity Address, Address Line One	400 East Jamie Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	566-1420
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	DICE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001645569
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	279 E. Grand Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080